Future Minimum Payments Under Non-Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leases Future Minimum Payments Due [Line Items]
2013	$ 61,335
2014	58,750
2015	55,204
2016	50,014
2017	43,533
Thereafter	191,060
Total future minimum lease payments	$ 459,896